FAIR VALUE MEASUREMENTS - Schedule of significant unobservable inputs of assets (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥) Y	Dec. 31, 2024 CNY (¥) Y	Feb. 28, 2022 CNY (¥)	Oct. 13, 2021 CNY (¥)	Jul. 01, 2021 CNY (¥)
FAIR VALUE MEASUREMENTS
Initial cost	¥ 138,756	¥ 138,756
Lingdai Investment
FAIR VALUE MEASUREMENTS
Initial cost	31,980	31,980
Jiayang Investment
FAIR VALUE MEASUREMENTS
Initial cost	55,000	55,000
Tale Base Investment
FAIR VALUE MEASUREMENTS
Initial cost	31,400	31,400
Recurring Basis | Lingdai Investment
FAIR VALUE MEASUREMENTS
Initial cost	15,826	17,981
Recurring Basis | Lingdai Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Initial cost	¥ 15,826	¥ 17,981			¥ 31,980
Relative weighting percentage	(100.00%)	(100.00%)
Debt Securities, Available-for-Sale, Valuation Technique [Extensible Enumeration]	us-gaap:MarketApproachValuationTechniqueMember	us-gaap:MarketApproachValuationTechniqueMember
Recurring Basis | Jiayang Investment
FAIR VALUE MEASUREMENTS
Initial cost	¥ 63,647	¥ 61,426
Recurring Basis | Jiayang Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Initial cost	¥ 63,647	¥ 61,426		¥ 55,000
Relative weighting percentage	(100.00%)	(100.00%)
Debt Securities, Available-for-Sale, Valuation Technique [Extensible Enumeration]	us-gaap:MarketApproachValuationTechniqueMember	us-gaap:MarketApproachValuationTechniqueMember
Recurring Basis | Tale Base Investment
FAIR VALUE MEASUREMENTS
Initial cost	¥ 22,401	¥ 29,764
Recurring Basis | Tale Base Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Initial cost	¥ 22,401	¥ 29,764	¥ 31,400
Relative weighting percentage	(100.00%)	(100.00%)
Debt Securities, Available-for-Sale, Valuation Technique [Extensible Enumeration]	us-gaap:MarketApproachValuationTechniqueMember	us-gaap:MarketApproachValuationTechniqueMember
Recurring Basis | Revenue multiple | Minimum | Lingdai Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs	1.3	1
Recurring Basis | Revenue multiple | Minimum | Jiayang Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs	0.3	0.2
Recurring Basis | Revenue multiple | Minimum | Tale Base Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs	1.2	2.4
Recurring Basis | Revenue multiple | Maximum | Lingdai Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs	(2.3)	(2.5)
Recurring Basis | Revenue multiple | Maximum | Jiayang Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs	(0.7)	(1.2)
Recurring Basis | Revenue multiple | Maximum | Tale Base Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs	(2.3)	(3)
Recurring Basis | Volatility | Minimum | Lingdai Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs	50	50
Recurring Basis | Volatility | Minimum | Jiayang Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs	30	40
Recurring Basis | Volatility | Minimum | Tale Base Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs	40	38
Recurring Basis | Volatility | Maximum | Lingdai Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs	60	60
Recurring Basis | Volatility | Maximum | Jiayang Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs	38	48
Recurring Basis | Volatility | Maximum | Tale Base Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs	48	42
Recurring Basis | Expected terms (expiration/time to exit ) | Minimum | Lingdai Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs | Y	1.5	1.5
Recurring Basis | Expected terms (expiration/time to exit ) | Minimum | Jiayang Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs | Y	1	1
Recurring Basis | Expected terms (expiration/time to exit ) | Minimum | Tale Base Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs | Y	1	1
Recurring Basis | Expected terms (expiration/time to exit ) | Maximum | Lingdai Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs | Y	2.5	2.5
Recurring Basis | Expected terms (expiration/time to exit ) | Maximum | Jiayang Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs | Y	3	3
Recurring Basis | Expected terms (expiration/time to exit ) | Maximum | Tale Base Investment | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable inputs | Y	2	2